N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Pruco Life of New Jersey Flexible Premium Variable Annuity Account
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals	None.

Transaction Charges	Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract	0.250%*	0.419%*
	Investment options	0.11%	0.98%
(Portfolio fees and expenses)
	Fund Access Charge on certain Sub-accounts	0.35%	0.70%
(as a percentage of the net assets of the Sub-accounts).
	Optional benefits available for an additional charge	0.10%*	1.50%*
(for a single optional benefit, if elected)
* Charge based on a percentage of the net assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost	Highest Annual Cost
	$707	$1,688
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
· No optional benefits
	· No sales charges or Advisory Fees	· No sales charges or Advisory Fees
	· No additional Purchase Payments, transfers or withdrawals	· No additional Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Charges for Early Withdrawals [Text Block]	None.
Transaction Charges [Text Block]	Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed. For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Ongoing Fees and Expenses [Table Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals	None.

Transaction Charges	Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract	0.250%*	0.419%*
	Investment options	0.11%	0.98%
(Portfolio fees and expenses)
	Fund Access Charge on certain Sub-accounts	0.35%	0.70%
(as a percentage of the net assets of the Sub-accounts).
	Optional benefits available for an additional charge	0.10%*	1.50%*
(for a single optional benefit, if elected)
* Charge based on a percentage of the net assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost	Highest Annual Cost
	$707	$1,688
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
· No optional benefits
	· No sales charges or Advisory Fees	· No sales charges or Advisory Fees
	· No additional Purchase Payments, transfers or withdrawals	· No additional Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.419%
Base Contract (N-4) Footnotes [Text Block]	* Charge based on a percentage of the net assets allocated to the Sub-accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.11%
Investment Options (of Other Amount) Maximum [Percent]	0.98%
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	1.50%
Lowest and Highest Annual Cost [Table Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals	None.

Transaction Charges	Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract	0.250%*	0.419%*
	Investment options	0.11%	0.98%
(Portfolio fees and expenses)
	Fund Access Charge on certain Sub-accounts	0.35%	0.70%
(as a percentage of the net assets of the Sub-accounts).
	Optional benefits available for an additional charge	0.10%*	1.50%*
(for a single optional benefit, if elected)
* Charge based on a percentage of the net assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost	Highest Annual Cost
	$707	$1,688
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
· No optional benefits
	· No sales charges or Advisory Fees	· No sales charges or Advisory Fees
	· No additional Purchase Payments, transfers or withdrawals	· No additional Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Lowest Annual Cost [Dollars]	$ 707
Highest Annual Cost [Dollars]	$ 1,688
Lowest Annual Cost Footnotes [Text Block]	Assumes:· Investment of $100,000· 5% annual appreciation· Least expensive Portfolio fees and expenses· No optional benefits· No sales charges or Advisory Fees· No additional Purchase Payments, transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes:· Investment of $100,000· 5% annual appreciation· Most expensive combination of optional benefits and Portfolio fees and expenses· No sales charges or Advisory Fees· No additional Purchase Payments, transfers or withdrawals
Risks [Table Text Block]

Risks
Risk of Loss	You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" of this prospectus.
Not a Short-Term Investment	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to "Principal of Risks of Investing in the Annuity" section of this prospectus.
Risks Associated with Investment Options	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity. You should review the Investment Options before making an investment decision.
For more information on the risks associated with Investment Options, please refer to "Principal Risks of Investing in the Annuity" section of this prospectus.
Risks Associated with Third Party Advisory Fees
If you elect to pay third party Advisory Fees from your Account Value, then such fee deductions will be treated as a withdrawal and may reduce the level of the Minimum Death Benefit guarantees provided. Such withdrawals may also be subject to ordinary income tax, and may be subject to a 10% additional tax.

For more information on the risks associated with third party Advisory Fees, please refer to the "Principal Risks of Investing in the Annuity" and "Tax Considerations" sections of this prospectus.
Insurance Company Risks	An investment in the Annuity is subject to the risks related to Pruco Life of New Jersey. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Pruco Life of New Jersey. More information about Pruco Life of New Jersey is available upon request. Such requests can be made toll free at 1-888-PRU-2888.
For more information on insurance company risks, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus
Restrictions
Investments	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of Investment Options may be limited.
Pruco Life of New Jersey reserves the right to remove or substitute Portfolios as Investment Options.
We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the “Fees, Charges and Deductions” section, “Appendix A,” the “What are the Separate Accounts?” section and the "Financial Professional Permission to Forward Transaction Instructions" section of this prospectus.

Optional Benefits	You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase one or more optional benefits, we will deduct an additional charge on a daily or quarterly basis from your Account Value allocated to the Sub-accounts. The charge for each optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefits. Any withdrawals, including third party Advisory Fees paid from your Account Value, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the "Benefits Available Under the Annuity" section of this prospectus.
Taxes
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals, including third party Advisory Fees paid from your Account Value, will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.

For more information on tax implications, please refer to the "Tax Considerations" section of this prospectus.
Conflicts of Interest

Investment Professional Compensation
Broker/dealers may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, revenue sharing, and other compensation programs based on your investments in the Annuity. Please note that third party financial professionals who charge an Advisory Fee for their services are not paid additional commission amounts.

For more information on investment professional compensation, please refer to the "Who Distributes Annuities Offered By Pruco Life of New Jersey?" section of this prospectus.
Exchanges	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. The Prudential Defined Income Benefit option is no longer sold.
For more information on exchanges, please refer to the “Who Distributes Annuities Offered by Pruco Life of New Jersey?” section of this prospectus.

Risk [Text Block]	You can lose money by investing in the Annuity.For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" of this prospectus.The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.For more information on the short-term investment risks, please refer to "Principal of Risks of Investing in the Annuity" section of this prospectus.An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity. You should review the Investment Options before making an investment decision. For more information on the risks associated with Investment Options, please refer to "Principal Risks of Investing in the Annuity" section of this prospectus.If you elect to pay third party Advisory Fees from your Account Value, then such fee deductions will be treated as a withdrawal and may reduce the level of the Minimum Death Benefit guarantees provided. Such withdrawals may also be subject to ordinary income tax, and may be subject to a 10% additional tax.For more information on the risks associated with third party Advisory Fees, please refer to the "Principal Risks of Investing in the Annuity" and "Tax Considerations" sections of this prospectus.An investment in the Annuity is subject to the risks related to Pruco Life of New Jersey. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Pruco Life of New Jersey. More information about Pruco Life of New Jersey is available upon request. Such requests can be made toll free at 1-888-PRU-2888.For more information on insurance company risks, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus
Investment Restrictions [Text Block]	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.If you select an optional benefit, your selection of Investment Options may be limited.Pruco Life of New Jersey reserves the right to remove or substitute Portfolios as Investment Options.We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.For more information on investment and transfer restrictions, please refer to the “Fees, Charges and Deductions” section, “Appendix A,” the “What are the Separate Accounts?” section and the "Financial Professional Permission to Forward Transaction Instructions" section of this prospectus.
Optional Benefit Restrictions [Text Block]	You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase one or more optional benefits, we will deduct an additional charge on a daily or quarterly basis from your Account Value allocated to the Sub-accounts. The charge for each optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefits. Any withdrawals, including third party Advisory Fees paid from your Account Value, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.For more information on optional benefits under the Annuity, please refer to the "Benefits Available Under the Annuity" section of this prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals, including third party Advisory Fees paid from your Account Value, will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.For more information on tax implications, please refer to the "Tax Considerations" section of this prospectus.
Investment Professional Compensation [Text Block]	Broker/dealers may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, revenue sharing, and other compensation programs based on your investments in the Annuity. Please note that third party financial professionals who charge an Advisory Fee for their services are not paid additional commission amounts.For more information on investment professional compensation, please refer to the "Who Distributes Annuities Offered By Pruco Life of New Jersey?" section of this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. The Prudential Defined Income Benefit option is no longer sold.For more information on exchanges, please refer to the “Who Distributes Annuities Offered by Pruco Life of New Jersey?” section of this prospectus.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses you will pay when buying, owning and surrendering the Annuity. No early withdrawal fees apply to the Annuity. More information about these fees and charges appears later in this prospectus.
The first table describes fees and expenses that you will pay at the time you transfer Account Value between Investment Options. These fees and expenses do not reflect any Advisory Fees paid to third party financial professionals from your Account Value. If Advisory Fees were reflected, your fees would be higher. State premium taxes also may be deducted. These fees and charges are described in more detail within this prospectus in the "Fees, Charges and Deductions" section.

TRANSACTION EXPENSES	MAXIMUM
Sales Charge Imposed on Purchases	None
Transfer Fee[1]	$10
[1]    You may make twenty (20) free transfers between Investment Options each Annuity Year. We will charge $10 for each transfer after the twentieth in each Annuity Year.
The next table describes the current and maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually on the Annuity’s anniversary date or upon surrender)	Lesser of $50 or 2% of Account Value	Lesser of $50 or 2% of Account Value
Base Contract Expenses[2,3] (based on the average daily net assets of the Sub-accounts)	0.40%[3]	0.40%
Fund Access Charge[4] (as a percentage of the net assets of the Sub-accounts)	0.35%	0.70%
Your Optional Benefit Fees and Charges
Return of Adjusted Purchase Payments Death Benefit[5]	0.10%	0.10%
[1] The Administrative Expense is waived if the sum of the Purchase Payments at the time the fee is due is equal to or greater than $100,000. Administrative Expense is referred to as "Annual Maintenance Fee" or "Annual Account Management Fee" elsewhere in this Prospectus.
[2]    Any transactions that impact Net Purchase Payments and cause a change in the applicable Base Contract Expense level will cause that change in level on the Valuation Day on which the transactions occur.
[3]    For Net Purchase Payments equal to or greater than $1,000,000 then the base contract expense will be 0.25%.
4    We assess an additional charge (Fund Access Charge) for allocations to certain Sub-accounts.
[5]    Charge assessed as a percentage of the net assets of the Sub-accounts
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Annuity. These amounts also include applicable Fund Access Charges if you choose to invest in certain Portfolios. A complete list of Portfolios available under the Annuity, including their annual expenses, may be found at Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses including applicable Fund Access Charges)	Minimum	Maximum
	0.29%	1.15%
Example
This Example is intended to help you compare the cost of investing in the Annuity with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Annuity Expenses, and Annual Portfolio Expenses. The costs described below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value. If such charges were reflected, the costs described below would be higher. In addition, if you choose to withdrawal Advisory Fees form your contract, there may be state and federal tax implications, including a 10% additional tax for withdrawals before age 59½.
The Example assumes that you invest $100,000 in the Annuity contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. The example assumes a contract with Return of Adjusted Purchase Payments Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Maximum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit				Assuming Minimum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
If you annuitize your annuity at the end of the applicable time period: [1]	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
If you do not surrender your annuity:	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
[1] Your ability to annuitize in the first 3 Annuity Years may be limited based on the state in which your Annuity is issued. See "Annuity Options" later in this prospectus for information about when you may annuitize.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES	MAXIMUM
Sales Charge Imposed on Purchases	None
Transfer Fee[1]	$10
[1]    You may make twenty (20) free transfers between Investment Options each Annuity Year. We will charge $10 for each transfer after the twentieth in each Annuity Year.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 10
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	You may make twenty (20) free transfers between Investment Options each Annuity Year. We will charge $10 for each transfer after the twentieth in each Annuity Year
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually on the Annuity’s anniversary date or upon surrender)	Lesser of $50 or 2% of Account Value	Lesser of $50 or 2% of Account Value
Base Contract Expenses[2,3] (based on the average daily net assets of the Sub-accounts)	0.40%[3]	0.40%
Fund Access Charge[4] (as a percentage of the net assets of the Sub-accounts)	0.35%	0.70%
Your Optional Benefit Fees and Charges
Return of Adjusted Purchase Payments Death Benefit[5]	0.10%	0.10%
[1] The Administrative Expense is waived if the sum of the Purchase Payments at the time the fee is due is equal to or greater than $100,000. Administrative Expense is referred to as "Annual Maintenance Fee" or "Annual Account Management Fee" elsewhere in this Prospectus.
[2]    Any transactions that impact Net Purchase Payments and cause a change in the applicable Base Contract Expense level will cause that change in level on the Valuation Day on which the transactions occur.
[3]    For Net Purchase Payments equal to or greater than $1,000,000 then the base contract expense will be 0.25%.
4    We assess an additional charge (Fund Access Charge) for allocations to certain Sub-accounts.
[5]    Charge assessed as a percentage of the net assets of the Sub-accounts

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]
[1] The Administrative Expense is waived if the sum of the Purchase Payments at the time the fee is due is equal to or greater than $100,000. Administrative Expense is referred to as "Annual Maintenance Fee" or "Annual Account Management Fee" elsewhere in this Prospectus.
[2]    Any transactions that impact Net Purchase Payments and cause a change in the applicable Base Contract Expense level will cause that change in level on the Valuation Day on which the transactions occur.
[3]    For Net Purchase Payments equal to or greater than $1,000,000 then the base contract expense will be 0.25%.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	[5] Charge assessed as a percentage of the net assets of the Sub-accounts
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses including applicable Fund Access Charges)	Minimum	Maximum
	0.29%	1.15%

Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.15%
Surrender Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit				Assuming Minimum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
If you annuitize your annuity at the end of the applicable time period: [1]	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
If you do not surrender your annuity:	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,688
Surrender Expense, 1 Year, Minimum [Dollars]	810
Surrender Expense, 3 Years, Minimum [Dollars]	2,532
Surrender Expense, 5 Years, Maximum [Dollars]	9,012
Surrender Expense, 5 Years, Minimum [Dollars]	4,400
Surrender Expense, 10 Years, Maximum [Dollars]	19,598
Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,798
Annuitize Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit				Assuming Minimum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
If you annuitize your annuity at the end of the applicable time period: [1]	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
If you do not surrender your annuity:	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 1,688
Annuitized Expense, 1 Year, Minimum [Dollars]	810
Annuitized Expense, 3 Years, Maximum [Dollars]	5,232
Annuitized Expense, 3 Years, Minimum [Dollars]	2,532
Annuitized Expense, 5 Years, Maximum [Dollars]	9,012
Annuitized Expense, 5 Years, Minimum [Dollars]	4,400
Annuitized Expense, 10 Years, Maximum [Dollars]	19,598
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 9,798
No Surrender Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit				Assuming Minimum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
If you annuitize your annuity at the end of the applicable time period: [1]	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798
If you do not surrender your annuity:	$1,688	$5,232	$9,012	$19,598	$810	$2,532	$4,400	$9,798

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,688
No Surrender Expense, 1 Year, Minimum [Dollars]	810
No Surrender Expense, 3 Years, Maximum [Dollars]	5,232
No Surrender Expense, 3 Years, Minimum [Dollars]	2,532
No Surrender Expense, 5 Years, Maximum [Dollars]	9,012
No Surrender Expense, 5 Years, Minimum [Dollars]	4,400
No Surrender Expense, 10 Years, Maximum [Dollars]	19,598
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,798
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE ANNUITY
The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to one or more of the Sub-accounts, which invest in Portfolios. If the Sub-accounts you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.
Risks Associated with Third Party Advisory Fees. Currently, we permit you to deduct Advisory Fees directly from your Account Value in order to pay third party financial professionals. This Advisory Fee is in addition to Contract fees and expenses disclosed in this prospectus. If you elect to pay the Advisory Fee from your Account Value, this deduction may generally reduce the level of various living and death benefit guarantees provided and may be subject to federal and state income taxes and a 10% additional tax. Please note that the investment restrictions for certain optional living and death benefit, may limit or preclude the investment advisor’s ability to deduct Advisory Fees from your Annuity.
Insurance Company Risk. No company other than Pruco Life of New Jersey has any legal responsibility to pay amounts that Pruco Life of New Jersey owes under the Annuity, including amounts allocated to the Fixed Rate Options. You should look to the financial strength of Pruco Life of New Jersey for its claims-paying ability. Pruco Life of New Jersey is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life of New Jersey and our ability to conduct business and process transactions. Although Pruco Life of New Jersey has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life of New Jersey may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax adviser for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Savings Stage or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as an Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefits.
Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Effect of Withdrawals on Benefits. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis.
Death Benefit Risk. While each Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available (N-4) [Text Block]
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
The Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant or Joint Annuitant's death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent.”
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a non-qualified Annuity held by a natural person.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity a grantor trust with two grantors only if the grantors are designated as Joint Annuitants for the Annuity. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the insurance charge and any charges for any optional benefits and may be subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries.
We determine the amount of the Death Benefit as of the date we receive “Due Proof of Death.” Due Proof of Death can be met only if each of the following is submitted to us in Good Order: (a) a death certificate or similar documentation acceptable to us (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds and (c) any applicable election of the method of payment of the death benefit by at least one Beneficiary (if not previously elected by the Owner). We must be made aware of all eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary - see “Payment of Death Benefits” below).
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the PSF PGIM Government Money Market Sub-account. However, between the date of death and the date that we transfer any remaining Death Benefit to the PSF PGIM Government Money Market Sub-account, the amount of the Death Benefit may be impacted by the insurance charge and charges for any optional benefits and may be subject to Sub-account fluctuations.
No Death Benefit will be payable if the Annuity terminates because your Account Value reaches zero.
The Annuity offers an optional death benefit, the Return of Adjusted Purchase Payments Death Benefit, that can be purchased for an additional charge. See “Optional Death Benefit-Return of Adjusted Purchase Payments Death Benefit” below for further information. Notwithstanding any additional protection provided under the optional death benefit, the additional cost will be reflected in the value of the Sub-accounts thereby reducing your Account Value.
EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
There are certain exceptions to the amount of the Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the basic Death Benefit, which is the Account Value on the date we receive Due Proof of Death even if you have paid for the optional death benefit.
Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
OPTIONAL DEATH BENEFIT-Return of Adjusted Purchase Payments Death Benefit
For an additional charge, the Annuity provides an optional death benefit called the Return of Adjusted Purchase Payments Death Benefit. This optional death benefit may only be elected at the time you purchase the Annuity or within the first 30 days following the Issue Date, or, when the Annuity is continued under spousal continuation, within the first 30 days following the date the spouse becomes the Owner of the Annuity. Once elected, you cannot elect to cancel the benefit; however, the benefit may terminate under certain circumstances, including if certain changes are made to the Owner or Annuitant. Please see “Termination of the Optional Death Benefit” below.
Calculation of the Return of Adjusted Purchase Payments Death Benefit Amount
The amount of the death benefit under the Return of Adjusted Purchase Payments Death Benefit is equal to the greater of:
(a)the basic death benefit described above, which is the Account Value on the date we receive Due Proof of Death; and
(b)the sum of all Adjusted Purchase Payments you have made since the Issue Date until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal.
Termination of the Optional Death Benefit
The Optional Return of Adjusted Purchase Payments Death Benefit can terminate and cannot be re-elected. In the event of such a termination, if a Death Benefit is then available under the terms of the Annuity, the basic Death Benefit will apply.
The Optional Return of Adjusted Purchase Payments Death Benefit will terminate upon the first to occur of the following events:
(i)we determine the Annuity’s Death Benefit upon death of the decedent, unless the Annuity continues through Spousal Continuation;
(ii)we process a request to change the Owner(s) (or Annuitant, if an entity is the Owner) more than 60 days after the Benefit Effective Date that changes the decedent, other than when the Annuity is jointly owned and one of the Owners remains the Owner;
(iii)we process an assignment of the Annuity;
(iv)you begin Annuity Payments or reach the Annuity Date when the Annuity has Account Value;
(v)we receive your request for full surrender, or the Annuity otherwise terminates;
(vi)your Account Value reduces to zero;
(vii)you first allocate or transfer any portion of your Account Value to any Investment Options to which you are not permitted to electively allocate or transfer Account Value.
Here is an example of how the Return of Adjusted Purchase Payments Death Benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would still be $100,000. This amount, however, is reduced when you make a withdrawal from the contract. If the contract Owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death benefit becoming payable, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment. Any such election is subject to our rules and applicable law. If an Annuity that had the Return of Adjusted Purchase Payments Death Benefit in effect is continued by the surviving spouse, the Account Value will be set at the Return of Adjusted Purchase Payments Amount calculated as described above. Any amount added to the Account Value will be allocated to the Sub-accounts in which there is Account Value in accordance with the proportion of investment in each Sub-account to which investment is then permitted.
If the Annuity is continued by the surviving spouse, the new Owner may continue or elect to add the Return of Adjusted Purchase Payments Death Benefit on the Annuity if we are then continuing to offer that optional death benefit for new or continued contracts and the new Owner has not reached the maximum issue age. The charge applicable to the Return of Adjusted Purchase Payments Death Benefit in this case will be the then current charge, which may be different from the charge that applied when the Return of Adjusted Purchase Payments Death Benefit was first elected for the Annuity.
Spousal continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant's death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date at the time of spousal continuation. However, upon such a spousal continuance, annuity payments would begin immediately.
See “Managing Your Annuity-Spousal Designations” for information regarding a same sex surviving spouse’s ability to continue ownership of the Annuity. Please consult your tax or legal advisor for more information.
Your Annuity may only be continued under the spousal continuation provision once.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options - Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a spousal continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent's death before the Annuity Date, the Death Benefit must be distributed:
•within five (5) years of the date of death (the “five-year deadline”); or
•as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.
•If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment or as a series of required distributions as permitted by then current applicable regulations and the death benefit distribution options we provide at the time the Death Benefit becomes payable.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment,” the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named an eligible designated Beneficiary and whether the Beneficiary is your surviving spouse. Note that if you elected to receive Required Minimum Distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final Required Minimum Distribution must be distributed prior to establishing a Beneficiary payment option for the balance of the contract.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. The accompanying proposed regulations are generally effective starting January 1, 2023 and we reserve our rights to implement any final regulations addressing these requirements in the future.
In addition, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated Beneficiaries.” In addition, in such situations that you die on or after the Required Beginning Date, the Death Benefit must also be paid out at least as rapidly as under the method then in effect at the time of death in addition to meeting the Qualified Ten-Year Deadline.
•”Eligible designated Beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated Beneficiaries generally include any designated Beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill Beneficiaries (as specified by the Code) and any Beneficiary who is not more than 10 years younger than you are. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated Beneficiary is an eligible designated Beneficiary shall be made as of the date of your death.
•If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached the applicable age, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner subject to specific limits under the proposed regulations.
•If you die before a designated Beneficiary is named, and your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in a lump sum, by December 31st of the year that includes five year anniversary of the date of death.
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information on the impact of the SECURE Act, see the “Tax Considerations” section.
A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.
Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. For more information, see "Tax Considerations." You may wish to consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations.
Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Current Fee	Maximum Fee	Restrictions/Limitations
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	0%	0%	Advisory fees deducted from your Account Value are treated as withdrawals, and will reduce your Minimum Death Benefit amount on a proportional basis. Such reductions may be significant.
Return of Adjusted Purchase Payments Death Benefit	Provides an enhanced level of protection for your Beneficiary(ies) by providing a death benefit equal to the greater of Account Value and Return of Adjusted Purchase Payment amount.	Optional	0.10%	0.10%	None.
Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of one variable Investment Option and into any other variable Investment Option(s).	Standard	None	None	Minimum allocation requirements.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None	None	None.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	[5] Charge assessed as a percentage of the net assets of the Sub-accounts
Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1 Capital Research and Management Company	0.30%	0.35%	0.65%	-13.19%	5.59%	8.37%
Equity	American Funds Insurance Series® Growth Fund - Class 1 Capital Research and Management Company	0.34%	0.35%	0.69%	-29.75%	11.42%	13.93%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 1 Capital Research and Management Company	0.28%	0.35%	0.63%	-16.28%	8.09%	11.82%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 1♦ Capital Research and Management Company	0.21%	0.35%	0.56%	-12.26%	1.02%	1.62%
Fixed Income	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1♦ Capital Research and Management Company	0.24%	0.35%	0.59%	-10.75%	0.85%	1.17%
Fixed Income	American Funds Insurance Series® Ultra-Short Bond Fund - Class 1 Capital Research and Management Company	0.30%	0.35%	0.65%	1.42%	0.97%	0.49%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 1♦ Capital Research and Management Company	0.25%	0.35%	0.60%	-8.28%	7.37%	11.57%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class I♦, † BlackRock Advisors, LLC	0.65%	None	0.65%	-19.99%	8.51%	11.87%
Equity	BlackRock Basic Value V.I. Fund - Class I♦, † BlackRock Advisors, LLC	0.71%	None	0.71%	-4.92%	6.44%	9.57%
Equity	BlackRock Capital Appreciation V.I. Fund - Class I♦, † BlackRock Advisors, LLC	0.80%	None	0.80%	-37.64%	7.70%	11.65%
Equity	BlackRock Equity Dividend V.I. Fund - Class I♦, † BlackRock Advisors, LLC	0.67%	None	0.67%	-3.85%	7.39%	10.13%
Allocation	BlackRock Global Allocation V.I. Fund - Class I♦, † BlackRock Advisors, LLC BlackRock (Singapore) Limited	0.73%	None	0.73%	-15.86%	3.50%	5.06%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I♦, † BlackRock Advisors, LLC	0.79%	None	0.79%	-38.11%	7.51%	12.17%
Equity	ClearBridge Variable Aggressive Growth Portfolio - Class I Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	0.82%	None	0.82%	-26.42%	1.89%	8.49%
Equity	ClearBridge Variable Appreciation Portfolio - Class I Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	0.72%	None	0.72%	-12.44%	9.66%	11.80%
Equity	ClearBridge Variable Dividend Strategy Portfolio - Class I Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	0.74%	None	0.74%	-8.10%	9.45%	11.42%
Equity	ClearBridge Variable Large Cap Growth Portfolio - Class I Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	0.76%	None	0.76%	-32.24%	7.38%	12.77%
Equity	ClearBridge Variable Mid Cap Portfolio - Class I Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	0.83%	None	0.83%	-25.31%	5.22%	9.22%
Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	0.80%	None	0.80%	-28.85%	8.54%	11.23%
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.47%	None	0.47%	-17.94%	7.21%	8.91%
Equity	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.66%	None	0.66%	-34.63%	5.98%	10.78%
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.60%	None	0.60%	-26.31%	8.66%	11.43%
Equity	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio – Initial Class† Fidelity Management & Research Company LLC (FMR)	0.48%	None	0.48%	-18.23%	4.67%	8.94%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Equity	Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan) FIL Investment Advisors (FIA) FIL Investment Advisors (UK) (FIA) (UK) FIL Investments (Japan) Limited (FIJ)	0.92%	None	0.92%	-20.17%	1.71%	4.61%
Equity	Fidelity® Variable Insurance Products Financial Services Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.65%	None	0.65%	-8.33%	6.85%	11.10%
Fixed Income	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.72%	None	0.72%	-0.52%	3.17%	N/A
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Initial Class† Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.63%	None	0.63%	-38.15%	13.09%	15.09%
Equity	Fidelity® Variable Insurance Products Growth Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.61%	None	0.61%	-24.46%	12.42%	14.81%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.63%	None	0.63%	-12.41%	10.50%	15.07%
Fixed Income	Fidelity® Variable Insurance Products High Income Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.72%	None	0.72%	-11.37%	1.10%	2.97%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Equity	Fidelity® Variable Insurance Products Industrials Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.66%	None	0.66%	-10.30%	5.11%	10.04%
Equity	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan) FIL Investment Advisors (FIA) FIL Investment Advisors (UK) (FIA) (UK)	0.82%	None	0.82%	-26.40%	3.29%	7.25%
Fixed Income	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.40%	None	0.40%	-12.96%	0.64%	1.53%
Equity	Fidelity® Variable Insurance Products Mid Cap Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.61%	None	0.61%	-14.74%	5.95%	9.96%
Fixed Income	Fidelity® Variable Insurance Products Strategic Income Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan) FIL Investment Advisors (FIA) FIL Investment Advisors (UK) (FIA) (UK) FIL Investments (Japan) Limited (FIJ)	0.67%	None	0.67%	-11.26%	1.35%	2.46%
Equity	Fidelity® Variable Insurance Products Technology Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.63%	None	0.63%	-35.86%	13.65%	17.08%
Equity	Fidelity® Variable Insurance Products Utilities Portfolio – Initial Class Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.64%	None	0.64%	5.47%	10.64%	11.37%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Allocation	Franklin Multi-Asset Variable Conservative Growth Fund – Class I♦, † Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.	0.70%	None	0.70%	-14.17%	3.56%	5.68%
Allocation	Franklin Multi-Asset Variable Growth Fund – Class I† Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.	0.79%	None	0.79%	-14.80%	5.22%	8.01%
Allocation	Franklin Multi-Asset Variable Moderate Growth Fund – Class I♦, † Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.	0.83%	None	0.83%	-14.36%	4.61%	7.08%
Equity	MFS® Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.74%	None	0.74%	-31.63%	9.57%	13.05%
Equity	MFS® International Intrinsic Value Portfolio – Initial Class♦ Massachusetts Financial Services Company	0.90%	None	0.90%	-23.56%	3.03%	7.82%
Equity	MFS® Investors Trust Series – Initial Class♦ Massachusetts Financial Services Company	0.78%	None	0.78%	-16.49%	8.44%	11.43%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.73%	None	0.73%	-19.26%	11.95%	13.28%
Equity	MFS® Mid Cap Growth Series Initial Class♦ Massachusetts Financial Services Company	0.80%	None	0.80%	-28.70%	9.28%	12.53%
Equity	MFS® New Discovery Series – Initial Class♦ Massachusetts Financial Services Company	0.87%	None	0.87%	-29.76%	7.81%	9.99%
Equity	MFS® Research Series - Initial Class♦ Massachusetts Financial Services Company	0.79%	None	0.79%	-17.21%	8.90%	11.68%
Equity	MFS® Technology Portfolio – Initial Class♦ Massachusetts Financial Services Company	0.88%	None	0.88%	-35.70%	8.26%	14.05%
Fixed Income	MFS® Total Return Bond Series – Initial Class♦ Massachusetts Financial Services Company	0.53%	None	0.53%	-13.93%	0.19%	1.39%
Allocation	MFS® Total Return Series – Initial Class♦ Massachusetts Financial Services Company	0.61%	None	0.61%	-9.58%	5.18%	7.34%
Equity	MFS® Utilities Series – Initial Class♦ Massachusetts Financial Services Company	0.78%	None	0.78%	0.76%	9.00%	8.63%
Equity	MFS® Value Series – Initial Class♦ Massachusetts Financial Services Company	0.69%	None	0.69%	-5.91%	7.35%	11.05%
Equity	PSF Global Portfolio - Class I♦ LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC	0.74%	None	0.74%	-18.80%	6.09%	8.96%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Equity	PSF Mid-Cap Growth Portfolio - Class I♦ J.P. Morgan Investment Management, Inc.	0.65%	None	0.65%	-26.96%	8.64%	10.26%
Equity	PSF Natural Resources Portfolio - Class I♦ T. Rowe Price Associates, Inc.	0.49%	None	0.49%	22.04%	9.30%	2.15%
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.57%	None	0.57%	-14.70%	4.49%	6.65%
Allocation	PSF PGIM Flexible Managed Portfolio - Class I♦ PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.61%	None	0.61%	-14.70%	4.73%	7.80%
Fixed Income	PSF PGIM Government Income Portfolio - Class I PGIM Fixed Income	0.49%	None	0.49%	-13.45%	-0.74%	0.53%
Fixed Income	PSF PGIM Government Money Market Portfolio - Class I PGIM Fixed Income	0.32%	None	0.32%	1.39%	1.03%	0.58%
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class I♦ PGIM Fixed Income PGIM Limited	0.57%	None	0.57%	-11.24%	3.34%	4.73%
Equity	PSF PGIM Jennison Blend Portfolio - Class I Jennison Associates LLC	0.46%	None	0.46%	-25.10%	7.36%	10.61%
Equity	PSF PGIM Jennison Focused Blend Portfolio - Class I Jennison Associates LLC	0.86%	None	0.86%	-25.76%	6.74%	10.50%
Equity	PSF PGIM Jennison Growth Portfolio - Class I Jennison Associates LLC	0.62%	None	0.62%	-37.60%	8.39%	13.09%
Equity	PSF PGIM Jennison Value Portfolio - Class I Jennison Associates LLC	0.42%	None	0.42%	-7.89%	6.73%	9.28%
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.43%	None	0.43%	-14.81%	0.30%	1.98%
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	None	0.38%	-16.37%	5.55%	10.52%
Equity	PSF Small-Cap Value Portfolio - Class I Goldman Sachs Asset Management, L.P.	0.97%	None	0.97%	-14.65%	3.09%	8.38%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.29%	None	0.29%	-18.34%	9.11%	12.25%
Fixed Income	VA Global Bond Portfolio♦ Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited	0.21%	0.35%	0.56%	-6.33%	-0.06%	0.76%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Allocation	VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	-10.96%	4.47%	N/A
Equity	VA International Small Portfolio♦ Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited	0.40%	0.35%	0.75%	-17.64%	0.52%	6.02%
Equity	VA International Value Portfolio♦ Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited	0.28%	0.35%	0.63%	-3.46%	1.48%	4.49%
Fixed Income	VA Short-Term Fixed Portfolio♦ Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited	0.12%	0.35%	0.47%	-1.16%	0.70%	0.58%
Equity	VA U.S. Large Value Portfolio♦ Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	-4.88%	5.67%	10.71%
Equity	VA U.S. Targeted Value Portfolio♦ Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	-4.21%	7.48%	11.05%
Allocation	Vanguard Variable Insurance Fund Balanced Portfolio Wellington Management Company LLP	0.21%	0.35%	0.56%	-14.30%	5.96%	8.41%
Equity	Vanguard Variable Insurance Fund Capital Growth Portfolio PRIMECAP Management Company	0.34%	0.35%	0.69%	-15.48%	8.57%	13.75%
Allocation	Vanguard Variable Insurance Fund Conservative Allocation Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	-14.90%	2.52%	4.52%
Equity	Vanguard Variable Insurance Fund Diversified Value Portfolio Hotchkis and Wiley Capital Management, LLC Lazard Asset Management LLC	0.29%	0.35%	0.64%	-11.49%	8.08%	10.08%
Equity	Vanguard Variable Insurance Fund Equity Income Portfolio Wellington Management Company LLP The Vanguard Group, Inc	0.30%	0.35%	0.65%	-0.66%	8.51%	11.58%
Equity	Vanguard Variable Insurance Fund Equity Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard Variable Insurance Fund Global Bond Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	-13.13%	-0.12%	N/A
Equity	Vanguard Variable Insurance Fund Growth Portfolio Wellington Management Company LLP	0.34%	0.35%	0.69%	-33.37%	8.55%	12.49%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Fixed Income	Vanguard Variable Insurance Fund High Yield Bond Portfolio Wellington Management Company LLP Vanguard Group, Inc.	0.25%	0.35%	0.60%	-9.23%	2.27%	3.64%
Equity	Vanguard Variable Insurance Fund International Portfolio Baillie Gifford Overseas Ltd. Schroder Investment Management North America Inc.	0.41%	0.35%	0.76%	-30.12%	4.45%	7.58%
Equity	Vanguard Variable Insurance Fund Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	0.35%	0.52%	-18.82%	7.18%	10.95%
Allocation	Vanguard Variable Insurance Fund Moderate Allocation Portfolio The Vanguard Group, Inc.	0.12%	0.35%	0.47%	-15.93%	3.65%	6.14%
Equity	Vanguard Variable Insurance Fund Real Estate Index Portfolio The Vanguard Group, Inc.	0.26%	0.35%	0.61%	-26.30%	3.69%	6.36%
Fixed Income	Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	-5.72%	1.10%	1.44%
Fixed Income	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	-13.21%	-0.10%	0.92%
Equity	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio The Vanguard Group, Inc.	0.11%	0.35%	0.46%	-16.01%	1.01%	N/A
Equity	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	-19.59%	8.55%	11.92%
Fixed Income	Western Asset Core Plus VIT Portfolio - Class I Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd. Western Asset Management Company Pte. Ltd	0.51%	None	0.51%	-17.23%	-0.55%	1.71%
Fixed Income	Western Asset Variable Global High Yield Bond Portfolio - Class I Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Pte. Ltd	0.79%	None	0.79%	-13.72%	0.61%	2.51%
The additional information below may be applicable to the Portfolios listed in the above table:

Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.

PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Real Estate is a business unit of PGIM, Inc.
♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
† The Portfolio has other expenses. Please see the Portfolio prospectus for additional information.

BlackRock Advantage Large Cap Core V.I. Fund - Class I
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Basic Value V.I. Fund - Class I
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Capital Appreciation V.I. Fund - Class I
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Equity Dividend V.I. Fund - Class I
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Global Allocation V.I. Fund - Class I
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Large Cap Focus Growth V.I. Fund - Class I
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio – Initial Class Current Expenses adjusted to reflect current fees.
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Initial Class
Current Expenses differs from the ratios of expenses to average net assets in the Financial Highlights section of the Portfolio's prospectus because of acquired fund fees and expenses.
Franklin Multi-Asset Variable Conservative Growth Fund – Class I Does not include expenses of the Underlying Funds in which the Portfolio invests.
Franklin Multi-Asset Variable Growth Fund – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights in the fund's Prospectus and in the fund's shareholder report, which reflect the fund's operating expenses and do not include acquired fund fees and expenses.
Does not include expenses of the Underlying Funds in which the Portfolio invests.
Franklin Multi-Asset Variable Moderate Growth Fund – Class I Does not include expenses of the Underlying Funds in which the Portfolio invests.

Platform Charge [Text Block]	4 We assess an additional charge (Fund Access Charge) for allocations to certain Sub-accounts.
C000023929 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.19%)
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000023916 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(29.75%)
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.93%
C000023926 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(16.28%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000023932 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 1♦
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000023908 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1♦
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	1.17%
C000023911 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Ultra-Short Bond Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	0.49%
C000023924 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund - Class 1♦
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(8.28%)
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	11.57%
C000007905 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. Fund - Class I♦, †
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.87%
C000007923 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. Fund - Class I♦, †
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(4.92%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	9.57%
C000007932 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund - Class I♦, †
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(37.64%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	11.65%
C000007917 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund - Class I♦, †
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(3.85%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	10.13%
C000007938 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I♦, †
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC BlackRock (Singapore) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.86%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	5.06%
C000007908 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund - Class I♦, †
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(38.11%)
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	12.17%
C000047115 [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.42%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
C000047270 [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio - Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(12.44%)
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	11.80%
C000047600 [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio - Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(8.10%)
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	11.42%
C000047118 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC
Portfolio Company Adviser [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class I
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.24%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	12.77%
C000047121 [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
C000047262 [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000021022 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.47%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(17.94%)
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	8.91%
C000021050 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(34.63%)
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000021005 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
C000021010 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio – Initial Class†
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000057688 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Fidelity Management & Research (UK)
Fidelity Management & Research (Hong Kong)
Fidelity Management & Research (Japan)
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) (FIA) (UK)
FIL Investments (Japan) Limited (FIJ)
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(20.17%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	4.61%
C000021099 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Financial Services Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	11.10%
C000139277 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(0.52%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
C000021038 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Initial Class†
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(38.15%)
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	15.09%
C000023036 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
C000021062 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Health Care Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(12.41%)
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	15.07%
C000020975 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products High Income Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	2.97%
C000021074 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Industrials Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(10.30%)
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	10.04%
C000021064 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Fidelity Management & Research (UK)
Fidelity Management & Research (Hong Kong)
Fidelity Management & Research (Japan)
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) (FIA) (UK)
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.40%)
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	7.25%
C000021018 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
C000021042 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Mid Cap Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
C000021087 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Strategic Income Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Fidelity Management & Research (UK)
Fidelity Management & Research (Hong Kong)
Fidelity Management & Research (Japan)
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) (FIA) (UK)
FIL Investments (Japan) Limited (FIJ)
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(11.26%)
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	2.46%
C000021091 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Technology Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(35.86%)
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	17.08%
C000021093 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Utilities Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.47%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000183009 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth Fund – Class I♦, †
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000183011 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Growth Fund – Class I†
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(14.80%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000183010 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Moderate Growth Fund – Class I♦, †
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000007316 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Growth Series - Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	13.05%
C000007245 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(23.56%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000007324 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Investors Trust Series – Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	11.43%
C000007247 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	11.95%
Average Annual Total Returns, 10 Years [Percent]	13.28%
C000007326 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.70%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.53%
C000007257 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series – Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(29.76%)
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000007306 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research Series - Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.21%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	11.68%
C000007271 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Technology Portfolio – Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(35.70%)
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	14.05%
C000007302 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series – Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	1.39%
C000007310 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series – Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.34%
C000007312 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series – Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
C000007314 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Series – Initial Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	11.05%
C000005695 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class I♦
Portfolio Company Adviser [Text Block]	LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(18.80%)
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000005720 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Mid-Cap Growth Portfolio - Class I♦
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(26.96%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000005694 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio - Class I♦
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	22.04%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	2.15%
C000005724 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	6.65%
C000005723 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio - Class I♦
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000005696 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Income Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(13.45%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	0.53%
C000005693 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.39%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	0.58%
C000005726 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class I♦
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(11.24%)
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	4.73%
C000005715 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Jennison Associates LLC
Portfolio Company Adviser [Text Block]	PSF PGIM Jennison Blend Portfolio - Class I
Current Expenses [Percent]	0.46%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(25.10%)
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000005699 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Focused Blend Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(25.76%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.50%
C000005698 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(37.60%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	13.09%
C000005728 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(7.89%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000005704 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.98%
C000005725 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(16.37%)
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000005702 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Value Portfolio - Class I
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(14.65%)
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	8.38%
C000005727 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(18.34%)
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	12.25%
C000002713 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Global Bond Portfolio♦
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
C000125332 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Global Moderate Allocation Portfolio♦
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
C000002702 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA International Small Portfolio♦
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
C000002703 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA International Value Portfolio♦
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
C000002705 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Short-Term Fixed Portfolio♦
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
C000002712 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA U.S. Large Value Portfolio♦
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000002704 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA U.S. Targeted Value Portfolio♦
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
C000012146 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
C000012153 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
C000102905 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
C000012154 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC Lazard Asset Management LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
C000012155 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP The Vanguard Group, Inc
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
C000012156 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
C000192542 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
C000012157 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(33.37%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
C000012158 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP Vanguard Group, Inc.
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(9.23%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.64%
C000012159 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000012160 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000102906 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
C000012148 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000012149 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
C000012151 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
C000192543 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(16.01%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
C000012152 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
C000047111 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio - Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd. Western Asset Management Company Pte. Ltd
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(17.23%)
Average Annual Total Returns, 5 Years [Percent]	(0.55%)
Average Annual Total Returns, 10 Years [Percent]	1.71%
C000047256 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Pte. Ltd
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Basic Death Benefit [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]
BASIC DEATH BENEFIT
The Annuity provides a death benefit at no additional charge. The amount of the death benefit, referred to as the "basic death benefit" in the Annuity, is your Account Value on the date we receive Due Proof of Death.
Here is an example of how the basic death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000.
Here is an example of how the basic death benefit is calculated when Advisory Fees are withdrawn:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000. This amount, however, is reduced when you make a withdrawal from the contract, including withdrawals for Advisory Fees. If withdrawals of Advisory Fees totaled $1,500, the death benefit would also be reduced by $1,500. Since the death benefit had been $80,000, it would now be $78,500.

Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Advisory fees deducted from your Account Value are treated as withdrawals, and will reduce your Minimum Death Benefit amount on a proportional basis. Such reductions may be significant.
Name of Benefit [Text Block]	Basic Death Benefit
Calculation Method of Benefit [Text Block]
BASIC DEATH BENEFIT
The Annuity provides a death benefit at no additional charge. The amount of the death benefit, referred to as the "basic death benefit" in the Annuity, is your Account Value on the date we receive Due Proof of Death.
Here is an example of how the basic death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000.
Here is an example of how the basic death benefit is calculated when Advisory Fees are withdrawn:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000. This amount, however, is reduced when you make a withdrawal from the contract, including withdrawals for Advisory Fees. If withdrawals of Advisory Fees totaled $1,500, the death benefit would also be reduced by $1,500. Since the death benefit had been $80,000, it would now be $78,500.

Return of Adjusted Purchase Payments Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Adjusted Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced level of protection for your Beneficiary(ies) by providing a death benefit equal to the greater of Account Value and Return of Adjusted Purchase Payment amount.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	None.
Name of Benefit [Text Block]	Return of Adjusted Purchase Payments Death Benefit
Operation of Benefit [Text Block]
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
The Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant or Joint Annuitant's death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent.”
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a non-qualified Annuity held by a natural person.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity a grantor trust with two grantors only if the grantors are designated as Joint Annuitants for the Annuity. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the insurance charge and any charges for any optional benefits and may be subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries.
We determine the amount of the Death Benefit as of the date we receive “Due Proof of Death.” Due Proof of Death can be met only if each of the following is submitted to us in Good Order: (a) a death certificate or similar documentation acceptable to us (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds and (c) any applicable election of the method of payment of the death benefit by at least one Beneficiary (if not previously elected by the Owner). We must be made aware of all eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary - see “Payment of Death Benefits” below).
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the PSF PGIM Government Money Market Sub-account. However, between the date of death and the date that we transfer any remaining Death Benefit to the PSF PGIM Government Money Market Sub-account, the amount of the Death Benefit may be impacted by the insurance charge and charges for any optional benefits and may be subject to Sub-account fluctuations.
No Death Benefit will be payable if the Annuity terminates because your Account Value reaches zero.
The Annuity offers an optional death benefit, the Return of Adjusted Purchase Payments Death Benefit, that can be purchased for an additional charge. See “Optional Death Benefit-Return of Adjusted Purchase Payments Death Benefit” below for further information. Notwithstanding any additional protection provided under the optional death benefit, the additional cost will be reflected in the value of the Sub-accounts thereby reducing your Account Value.
EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
There are certain exceptions to the amount of the Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the basic Death Benefit, which is the Account Value on the date we receive Due Proof of Death even if you have paid for the optional death benefit.
Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death benefit becoming payable, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment. Any such election is subject to our rules and applicable law. If an Annuity that had the Return of Adjusted Purchase Payments Death Benefit in effect is continued by the surviving spouse, the Account Value will be set at the Return of Adjusted Purchase Payments Amount calculated as described above. Any amount added to the Account Value will be allocated to the Sub-accounts in which there is Account Value in accordance with the proportion of investment in each Sub-account to which investment is then permitted.
If the Annuity is continued by the surviving spouse, the new Owner may continue or elect to add the Return of Adjusted Purchase Payments Death Benefit on the Annuity if we are then continuing to offer that optional death benefit for new or continued contracts and the new Owner has not reached the maximum issue age. The charge applicable to the Return of Adjusted Purchase Payments Death Benefit in this case will be the then current charge, which may be different from the charge that applied when the Return of Adjusted Purchase Payments Death Benefit was first elected for the Annuity.
Spousal continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant's death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date at the time of spousal continuation. However, upon such a spousal continuance, annuity payments would begin immediately.
See “Managing Your Annuity-Spousal Designations” for information regarding a same sex surviving spouse’s ability to continue ownership of the Annuity. Please consult your tax or legal advisor for more information.
Your Annuity may only be continued under the spousal continuation provision once.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options - Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a spousal continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent's death before the Annuity Date, the Death Benefit must be distributed:
•within five (5) years of the date of death (the “five-year deadline”); or
•as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.
•If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment or as a series of required distributions as permitted by then current applicable regulations and the death benefit distribution options we provide at the time the Death Benefit becomes payable.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment,” the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named an eligible designated Beneficiary and whether the Beneficiary is your surviving spouse. Note that if you elected to receive Required Minimum Distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final Required Minimum Distribution must be distributed prior to establishing a Beneficiary payment option for the balance of the contract.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. The accompanying proposed regulations are generally effective starting January 1, 2023 and we reserve our rights to implement any final regulations addressing these requirements in the future.
In addition, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated Beneficiaries.” In addition, in such situations that you die on or after the Required Beginning Date, the Death Benefit must also be paid out at least as rapidly as under the method then in effect at the time of death in addition to meeting the Qualified Ten-Year Deadline.
•”Eligible designated Beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated Beneficiaries generally include any designated Beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill Beneficiaries (as specified by the Code) and any Beneficiary who is not more than 10 years younger than you are. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated Beneficiary is an eligible designated Beneficiary shall be made as of the date of your death.
•If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached the applicable age, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner subject to specific limits under the proposed regulations.
•If you die before a designated Beneficiary is named, and your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in a lump sum, by December 31st of the year that includes five year anniversary of the date of death.
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information on the impact of the SECURE Act, see the “Tax Considerations” section.
A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.
Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. For more information, see "Tax Considerations." You may wish to consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations.
Calculation Method of Benefit [Text Block]
OPTIONAL DEATH BENEFIT-Return of Adjusted Purchase Payments Death Benefit
For an additional charge, the Annuity provides an optional death benefit called the Return of Adjusted Purchase Payments Death Benefit. This optional death benefit may only be elected at the time you purchase the Annuity or within the first 30 days following the Issue Date, or, when the Annuity is continued under spousal continuation, within the first 30 days following the date the spouse becomes the Owner of the Annuity. Once elected, you cannot elect to cancel the benefit; however, the benefit may terminate under certain circumstances, including if certain changes are made to the Owner or Annuitant. Please see “Termination of the Optional Death Benefit” below.
Calculation of the Return of Adjusted Purchase Payments Death Benefit Amount
The amount of the death benefit under the Return of Adjusted Purchase Payments Death Benefit is equal to the greater of:
(a)the basic death benefit described above, which is the Account Value on the date we receive Due Proof of Death; and
(b)the sum of all Adjusted Purchase Payments you have made since the Issue Date until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal.
Termination of the Optional Death Benefit
The Optional Return of Adjusted Purchase Payments Death Benefit can terminate and cannot be re-elected. In the event of such a termination, if a Death Benefit is then available under the terms of the Annuity, the basic Death Benefit will apply.
The Optional Return of Adjusted Purchase Payments Death Benefit will terminate upon the first to occur of the following events:
(i)we determine the Annuity’s Death Benefit upon death of the decedent, unless the Annuity continues through Spousal Continuation;
(ii)we process a request to change the Owner(s) (or Annuitant, if an entity is the Owner) more than 60 days after the Benefit Effective Date that changes the decedent, other than when the Annuity is jointly owned and one of the Owners remains the Owner;
(iii)we process an assignment of the Annuity;
(iv)you begin Annuity Payments or reach the Annuity Date when the Annuity has Account Value;
(v)we receive your request for full surrender, or the Annuity otherwise terminates;
(vi)your Account Value reduces to zero;
(vii)you first allocate or transfer any portion of your Account Value to any Investment Options to which you are not permitted to electively allocate or transfer Account Value.
Here is an example of how the Return of Adjusted Purchase Payments Death Benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would still be $100,000. This amount, however, is reduced when you make a withdrawal from the contract. If the contract Owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.

Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to systematically transfer a percentage amount out of one variable Investment Option and into any other variable Investment Option(s).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum allocation requirements.
Name of Benefit [Text Block]	Dollar Cost Averaging
Auto-Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Auto-Rebalancing
Purpose of Benefit [Text Block]	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None.
Name of Benefit [Text Block]	Auto-Rebalancing